Offerings - Offering: 1	Oct. 07, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 14,515,778.27
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,222.37
Offering Note	The transaction value is calculated as the aggregate maximum value of Shares being purchased. A fee of $2,222.37 was paid in connection with the filing of the Schedule TO-I by Fundrise Growth Tech Fund, LLC (the “Fund”) (File No. 005-93831) on August 22, 2025 (the “Schedule TO”), which filing fee amount was based on the aggregate maximum purchase price for common shares of beneficial interest being offered to be purchased pursuant to the tender offer, based upon the estimated net asset value per common share as of August 21, 2025. This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

Calculated as the aggregate maximum purchase price for common shares of beneficial interest tendered (349,465.70) based upon the net asset value per common share as of October 1, 2025 ($14.90).

Calculated as $153.10 per $1,000,000 of the Transaction Valuation.